                     INVESTMENT PORTFOLIO
         DECEMBER 31, 1996 (UNAUDITED, IN THOUSANDS)

 COMMON STOCKS - 90.7%                                 SHARES         VALUE
---------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.5%
AGRICULTURAL SERVICES - 0.5%
Veterinary Centers of America, Inc. (a)                  1   $         18
                                                             ------------
-------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 6.5%
INSURANCE CARRIERS - 2.4%
Healthsource, Inc.  (a)                                  1             12
Loews Corp.                                              1             47
Oxford Health Plans, Inc. (a)                          (b)             23
                                                             ------------
                                                                       82
                                                             ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.1%
Aames Financial Corp.                                    2             72
Green Tree Financial Corp.                               2             70
                                                             ------------
                                                                      142
                                                             ------------
-------------------------------------------------------------------------
MANUFACTURING - 22.9%
APPAREL - 0.4%
Gymboree Corp. (a)                                       1             14
                                                             ------------

CHEMICALS & ALLIED PRODUCTS - 2.4%
Alpharma, Inc., Class A                                (b)              4
Dura Pharmaceuticals, Inc. (a)                           1             47
Genzyme Corp. (a)                                        1             22
Nature's Sunshine Products, Inc.                         1              9
                                                             ------------
                                                                       82
                                                             ------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 3.4%
Checkpoint Systems, Inc.  (a)                          (b)              2
HADCO Corp. (a)                                        (b)             17
Komag, Inc. (a)                                          2             52
SCI Systems Inc. (a)                                     1             45
                                                             ------------
                                                                      116
                                                             ------------
MACHINERY & COMPUTER EQUIPMENT - 6.9%
Applied Materials, Inc. (a)                            (b)             14
Bay Networks, Inc.  (a)                                (b)              7
Cisco Systems, Inc. (a)                                  2            109
Gateway 2000, Inc.  (a)                                  1             33
Silicon Valley Group, Inc. (a)                           3             50
Symbol Technologies, Inc. (a)                            1             27
                                                             ------------
                                                                      240
                                                             ------------



                     Investment Portfolio/December 31, 1996
-------------------------------------------------------------------------
MEASURING & ANALYZING INSTRUMENTS - 6.2%
Advanced Technology Laboratories, Inc. (a)               3   $         87
Boston Scientific Corp. (a)                              2             90
Diagnostic Products Corp.                              (b)             10
Mentor Corp.                                             1             27
                                                             ------------
                                                                      214
                                                             ------------
PRIMARY METAL - 0.7%
Texas Industries, Inc.                                   1             25
                                                             ------------

PRINTING & PUBLISHING - 0.5%
Harte-Hanks Communications                               1             19
                                                             ------------

RUBBER & PLASTIC - 2.4%
Nike, Inc., Class                                        1             84
                                                             ------------
-------------------------------------------------------------------------
RETAIL TRADE - 9.5%
APPAREL & ACCESSORY STORES - 2.8%
St. John Knits,                                          2             96
                                                             ------------

FOOD STORES - 1.5%
General Nutrition Companies, Inc. (a)                    3             51
                                                             ------------

HOME FURNISHINGS & EQUIPMENT - 3.0%
CompUSA, Inc. (a)                                        3            103
                                                             ------------

MISCELLANEOUS RETAIL - 1.7%
Bed Bath & Beyond, Inc. (a)                              2             39
Lewis Galoob Toys, Inc. (a)                              2             21
                                                             ------------
                                                         -             60
                                                             ------------
RESTAURANTS - 0.5%
Foodmaker, Inc. (a)                                      2             18
                                                             ------------
-------------------------------------------------------------------------
SERVICES - 41.3%
AMUSEMENT & RECREATION - 2.0%
Mirage Resorts, Inc. (a)                                 2             69
                                                             ------------

BUSINESS SERVICES - 28.3%
American Management Systems, Inc. (a)                    3             71
Cadence Design Systems, Inc. (a)                         1             48
Cognex Corp. (a)                                         1             11
Cognos, Inc. (a)                                         2             51
DeVry, Inc. (a)                                          4             94
HBO & Co.                                                2             95
Integrated Systems, Inc. (a)                             1             16
McAfee Associates, Inc. (a)                              1             89
Microsoft Corp. (a)                                      1            116
National Data Corp.                                      2             65

                     Investment Portfolio/December 31, 1996
---------------------------------------------------------------------------
 COMMON STOCKS - CONT.                                 SHARES         VALUE
---------------------------------------------------------------------------
SERVICES - cont.
business services - cont.
Oracle Corp. (a)                                         2   $         94
Paychex, Inc.                                            1             31
Peoplesoft, Inc. (a)                                     3            134
Robert Half International, Inc. (a)                      2             62
                                                             ------------
                                                                      977
                                                             ------------
ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 4.0%
CDI Corp. (a)                                            3             78
Corrections Corp. of America (a)                         2             61
                                                             ------------
                                                                      139
                                                             ------------
HEALTH SERVICES - 3.8%
Concord EFS, Inc. (a)                                  (b)             14
Mariner Health Group, Inc. (a)                           1              8
MedPartners, Inc. (a)                                    1             18
PHP Healthcare Corp. (a)                               (b)              8
PhyCor, Inc. (a)                                         1             38
Renal Treatment Centers, Inc. (a)                        2             46
                                                             ------------
                                                                      132
                                                             ------------

HOTELS, CAMPS & LODGING - 3.2%
HFS, Inc. (a)                                            2             90
Hilton Hotels Corp.                                      1             21
                                                             ------------
                                                                      111
                                                             ------------

-------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 8.8%
COMMUNICATIONS - 4.9%
Cascade Communications Corp. (a)                         2             84
Infinity Broadcasting Corp., Class A (a)                 3             86
                                                             ------------
                                                                      170
                                                             ------------


ELECTRIC, GAS & SANITARY SERVICES - 1.3%
Newpark Resources, Inc. (a)                              1             19
USA Waste Services, Inc. (a)                             1             19
United Waste Systems, Inc. (a)                         (b)              7
                                                             ------------
                                                                       45
                                                             ------------

WATER TRANSPORTATION - 2.6%
Tidewater, Inc.                                          2             91
                                                             ------------

-------------------------------------------------------------------------
WHOLESALE TRADE - 1.2%
DURABLE GOODS - 1.2%
BEC Group, Inc. (a)                                      1              4
Rexel, Inc.                                              1             19
West Marine, Inc. (a)                                  (b)             17
                                                             ------------
                                                                       40
                                                             ------------


                     Investment Portfolio/December 31, 1996
-------------------------------------------------------------------------

TOTAL COMMON STOCKS - 90.7% (cost $2,675)(c)                  $     3,138
                                                             ------------



SHORT-TERM OBLIGATIONS - 7.9%                          PAR          VALUE
-------------------------------------------------------------------------
Repurchase agreement with Lehman Brothers,
Inc., dated 12/31/96, due 01/02/97 at 6.900%
collateralized by U.S. Treasury notes with
various maturities to 2022, market value $277
(repurchase proceeds $273)                        $     273           273
                                                             ------------

OTHER ASSETS & LIABILITIES, NET - 1.4%                                 50
-------------------------------------------------------------------------

NET ASSETS - 100.0%                                           $    $3,461
                                                             ============

NOTES TO INVESTMENT PORTFOLIO:
-------------------------------------------------------------------------

(a) Non-income producing.
(b) Rounds to less than one.
(c) Cost for federal income tax purposes is the same.





          See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

                         DECEMBER 31, 1996 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $2,675)                               $3,138
Short-term obligations                                              273
                                                                 ------
                                                                  3,411

Deferred organization expenses                         $45
Other                                                    6           51
   Total Assets                                        ---       ------
                                                                  3,462

LIABILITIES
Payable to Adviser                                                    1
                                                                 ------

NET ASSETS                                                       $3,461
                                                                 ======

Net asset value & redemption price per share -
Class A ($2,887/250)                                             $11.53
                                                                 ======
Maximum offering price per share - Class A
($11.53/0.9425)                                                  $12.23 (a)
                                                                 ======
Net asset value & offering price per share -
Class B ($287/25)                                                $11.47 (b)
                                                                 ======
Net asset value & redemption price per share -
Class D ($287/25)                                                $11.47 (b)
                                                                 ======
Maximum offering price per share - Class D
($11.47/0.9900)                                                  $11.59
                                                                 ======

COMPOSITION OF NET ASSETS
Captial paid in                                                  $2,995
Net investment loss                                                 (11)
Net realized gain                                                    14
Net unrealiazed appreciation                                        463
                                                                 ------
                                                                 $3,461
                                                                 ======

(a)  On sales of $50,000 or more the offering price is reduced.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.



See notes to financial statements.



                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
                                  (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Interest                                                         $ 10
Dividends                                                           2
                                                                 ----
     Total investment income                                       12


EXPENSES
Management fee                               $ 15
Service fee                                     4
Distribution fee - Class B                      1
Distribution fee - Class D                      1
Transfer agent                                  4
Bookkeeping fee                                14
Registration fee                               (a)
Custodian fee                                   1
Legal fee                                       3
Audit fee                                       7
Trustees fees                                   2
Amortization of deferred
  organization expenses                         6
Other                                           2
                                             ----
                                               60
Fees and expenses waived or
  borne by the Adviser                        (31)                 29
                                             ----                ----
     Net Investment Loss                                          (17)
                                                                 ----


NET REALIZED & UNREALIZED GAIN ON PORTFOLIO POSITIONS
Net realized gain                              18
Net unrealized appreciation during
  the period                                   69
     Net Gain                                ----                  87
                                                                 ----

Net Increase in Net Assets from Operations                       $ 70
                                                                 ====

(a) Rounds to less than one.



See notes to financial statements.



                       STATEMENT OF CHANGES IN NET ASSETS

                                                        (Unaudited)
                                                        Six months      Period
                                                           ended         ended
                                                        December 31     June 30
(in thousands)                                         ------------  -----------
INCREASE (DECREASE) IN NET ASSETS                           1996       1996(a)
Operations:
Net investment loss                                       $  (17)      $   (6)
Net realized gain                                             18           (b)
Net unrealized appreciation                                   69          364
                                                          ------       ------
  Net Increase from Operations                                70          358
Distributions:
From net investment income-Class A                            (1)         ---
From net realized gains-Class A                               (4)         ---
From net investment income-Class B                            (b)         ---
From net realized gains-Class B                               (b)         ---
From net investment income-Class D                            (b)         ---
From net realized gains-Class D                               (b)         ---
                                                          ------       ------
                                                              65          ---

Fund Share Transactions:
Receipts for shares sold - Class A                             5          ---
Receipts for shares sold - Class B                            (b)         ---
Receipts for shares sold - Class D                            (b)         ---
                                                          ------       ------
Net Increase from Fund Share
 Transactions                                                  6          ---
                                                          ------       ------
     Total Increase                                           71          358
NET ASSETS
Beginning of period                                        3,390        3,032
                                                          ------       ------
End of period (including net investment
 loss and undistributed net investment
 income of $11 and $2, respectively)                      $3,461       $3,390
                                                          ======       ======

NUMBER OF FUND SHARES
Sold - Class A                                                (b)         ---
                                                          ------       ------
Sold - Class B                                                (b)         ---
                                                          ------       ------
Sold - Class D                                                (b)         ---
                                                          ------       ------


(a) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(b)  Rounds to less than one.



See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS
                          DECEMBER 31, 1996 (UNAUDITED)

NOTE 1. INTERIM FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
In the opinion of management of Colonial Aggressive Growth Fund (the Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

                 Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------
NOTE 2. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the distribution fee applicable to Class B and Class D shares only.

Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER: Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

                 Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------
NOTE 3.  FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.85% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the six months ended December 31, 1996, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class D share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.30% annually of the Fund's average net assets.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

                 Notes to Financial Statements/December 31, 1996
--------------------------------------------------------------------------------
NOTE 4.  PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the six months ended December 31, 1996, purchases and sales of investments, other than short-term obligations, were $334,978 and $157,214, respectively.


Unrealized appreciation (depreciation) at December 31, 1996, based on cost of investments for both financial statement and federal income tax purposes was:
Gross unrealized appreciation                                     $ 635,968
Gross unrealized depreciation                                      (172,719)
                                                                  ---------
        Net unrealized appreciation                               $ 463,249
                                                                  =========


OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
--------------------------------------------------------------------------------
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months December 31, 1996.


NOTE 6.  OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At December 31, 1996, Keyport Life Insurance Company owned 100% of the Fund's shares outstanding.


NOTE 7.  OTHER OPERATIONAL AND CAPITAL ACTIVITY
--------------------------------------------------------------------------------

For the period ended March 25, 1996 through March 31, 1996, the Fund had net investment income of $2,124 and unrealized appreciation of $30,222. The following is a summary of capital activity from March 25, 1996 through March 31,
1996.
                                                                    Shares
Receipts for shares sold - Class A               $2,500,000         250,000
Receipts for shares sold - Class B               $  250,000          25,000
Receipts for shares sold - Class D               $  250,000          25,000




                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout the period are as follows:

                                                                 (Unaudited)
                                                        Six months ended December 31
                                                  =========================================
                                                                    1996
                                                  Class A          Class B          Class D
                                                  =======          =======          =======
Net asset value -
 Beginning of period                              $11.300          $11.280          $11.280
                                                  =======          =======          =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 loss (a)(b)                                       (0.050)          (0.093)          (0.093)
Net realized and
 unrealized gain (b)                                0.300            0.298            0.298
                                                  -------          -------          -------
 Total from Investment
  Operations                                        0.250            0.205            0.205
                                                  -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.005)            --               --
From net realized gains                            (0.015)          (0.015)          (0.015)
                                                  -------          -------          -------
 Total Distributions Declared
 to Shareholders                                   (0.020)          (0.015)          (0.015)
                                                  -------          -------          -------
Net asset value -
 End of period                                    $11.530          $11.470          $11.470
                                                  =======          =======          =======
Total return (c)(d)                                  2.21%(e)         1.81%(e)         1.81%(e)
                                                  =======          =======          =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.55%(f)(g)      2.30%(f)(g)      2.30%(f)(g)
Fees and expenses waived
 or borne by the Adviser                             1.80%(f)(g)      1.80%(f)(g)      1.80%(f)(g)
Net investment
 loss                                               (0.86)%(f)(g)    (1.61)%(f)(g)    (1.61)%(f)(g)
Portfolio turnover                                      5%(e)            5%(e)            5%(e)
Average commission rate                           $0.0308          $0.0308          $0.0308
Net assets at end
 of period (000)                                  $ 2,887          $   287          $   287


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to
                                                  $ 0.105          $ 0.105          $ 0.105
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f)  Annualized.
(g)  The benefits derived from custody credits and directed brokerage arrangements had no impact.




                          FINANCIAL HIGHLIGHTS - CONT.

Selected data for a share of each class outstanding throughout the period are as follows:

                                                             Period ended June 30
                                                  =========================================
                                                                   1996(c)
                                                  Class A          Class B          Class D
                                                  =======          =======          =======
Net asset value -
 Beginning of period                              $10.110          $10.110          $10.110
                                                  =======          =======          =======
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 loss (a)                                          (0.016)          (0.036)          (0.036)
Net realized and
 unrealized gain                                    1.206            1.206            1.206
                                                  -------          -------          -------
 Total from Investment
  Operations                                        1.190            1.170            1.170
                                                  -------          -------          -------
Net asset value -
 End of period                                    $11.300          $11.280          $11.280
                                                  =======          =======          =======
Total return (d)(e)                                 11.77%(f)        11.57%(f)        11.57%(f)
                                                  =======          =======          =======

RATIOS TO AVERAGE NET ASSETS
Expenses                                             1.55%(g)(h)      2.30%(g)(h)      2.30%(g)(h)
Fees and expenses waived
 or borne by the Adviser                             1.38%(g)(h)      1.38%(g)(h)      1.38%(g)(h)
Net investment
 loss                                               (0.58)%(g)(h)    (1.33)%(g)(h)    (1.33%)(g)(h)
Portfolio turnover                                      0%(f)            0%(f)            0%(f)
Average commission rate                           $0.0326          $0.0326          $0.0326
Net assets at end
 of period (000)                                  $ 2,826          $   282          $   282


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to
                                                  $ 0.038          $ 0.038          $ 0.038
(b)  Per share data was calculated using average shares outstanding during the period.
(c)  The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and
     Exchange Commission.
(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  Annualized.
(h)  The benefits derived from custody credits and directed brokerage arrangements had no impact.
